Summary - Invesco Gold & Precious Metals Fund, Class A, B, C, Y And Investor | Invesco Gold & Precious Metals Fund
Fund Summary - Invesco Gold & Precious Metals Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Gold & Precious Metals Fund	Class A, Invesco Gold & Precious Metals Fund	Class B, Invesco Gold & Precious Metals Fund	Class C, Invesco Gold & Precious Metals Fund	Class Y, Invesco Gold & Precious Metals Fund	Investor Class, Invesco Gold & Precious Metals Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Gold & Precious Metals Fund	Class A, Invesco Gold & Precious Metals Fund	Class B, Invesco Gold & Precious Metals Fund	Class C, Invesco Gold & Precious Metals Fund	Class Y, Invesco Gold & Precious Metals Fund	Investor Class, Invesco Gold & Precious Metals Fund
Management Fees	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.25%
Other Expenses	0.27%	0.27%	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.25%	2.00%	2.00%	1.00%	1.25%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Gold & Precious Metals Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Gold & Precious Metals Fund	Class A	670	925	1,199	1,978
Class B, Invesco Gold & Precious Metals Fund	Class B	703	927	1,278	2,134
Class C, Invesco Gold & Precious Metals Fund	Class C	303	627	1,078	2,327
Class Y, Invesco Gold & Precious Metals Fund	Class Y	102	318	552	1,225
Investor Class, Invesco Gold & Precious Metals Fund	Investor Class	127	397	686	1,511

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Gold & Precious Metals Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Gold & Precious Metals Fund	Class A	670	925	1,199	1,978
Class B, Invesco Gold & Precious Metals Fund	Class B	203	627	1,078	2,134
Class C, Invesco Gold & Precious Metals Fund	Class C	203	627	1,078	2,327
Class Y, Invesco Gold & Precious Metals Fund	Class Y	102	318	552	1,225
Investor Class, Invesco Gold & Precious Metals Fund	Investor Class	127	397	686	1,511

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged in exploring for mining, processing, or dealing and investing in gold and other precious metals such as silver, platinum and palladium, as well as diamonds (the gold and precious metals sector). The Fund invests predominantly in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. Certain derivatives and other instruments may have the effect of leveraging the Fund’s portfolio. The Fund may also invest in gold bullion.

The Fund considers an issuer to be doing business in the gold and precious metals sector if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in the gold and precious metals sector; (2) at least 50% of its assets are devoted to producing revenues in the gold and precious metals sector; or (3) based on other available information, the portfolio manager determines that its primary business is within the gold and precious metals sector. The principal type of equity securities purchased by the Fund is common stock.

The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in the gold and precious metals sector. The Fund invests up to 10% of its assets in gold bullion.

The portfolio manager employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. Investments for the portfolio are selected bottom-up on a security-by-security basis focused on the strengths of individual issuers, rather than sector or country trends.

The portfolio manager will consider selling a security of an issuer if, among other things, (1) a security reaches its target price; (2) a change in fundamentals occurs – either issuer specific or industry wide; (3) a change in management occurs; or (4) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Gold Bullion Risk. To the extent the Fund invests in gold bullion, it will earn no income. Appreciation in the market price of gold is the sole manner in which the Fund can realize gains on gold bullion, and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.

Gold and Precious Metals Industry Risk. Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Investor Class shares year-to-date (ended June 30, 2011): -6.48% Best Quarter (ended March 31, 2002): 33.92% Worst Quarter (ended September 30, 2008): -31.00%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Gold & Precious Metals Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Investor Class, Invesco Gold & Precious Metals Fund	Investor Class shares: Inception (1/19/1984)		Return Before Taxes		38.27%	19.34%	23.74%		Jan. 19, 1984
Return Before Taxes Class A, Invesco Gold & Precious Metals Fund	Class A shares: Inception (3/28/2002)				30.71%	18.02%		20.26%	Mar. 28, 2002
Return Before Taxes Class B, Invesco Gold & Precious Metals Fund	Class B shares: Inception (3/28/2002)				32.30%	18.24%		20.43%	Mar. 28, 2002
Return Before Taxes Class C, Invesco Gold & Precious Metals Fund	Class C shares: Inception (2/14/2000)				36.35%	18.39%	22.65%		Feb. 14, 2000
Return Before Taxes Class Y, Invesco Gold & Precious Metals Fund	Class Y shares: Inception (10/3/2008)	[1]			38.73%	19.50%	23.82%		Oct. 03, 2008
Return After Taxes on Distributions Investor Class, Invesco Gold & Precious Metals Fund	Investor Class shares: Inception (1/19/1984)		Return After Taxes on Distributions		36.95%	18.80%	23.27%		Jan. 19, 1984
Return After Taxes on Distributions and Sale of Fund Shares Investor Class, Invesco Gold & Precious Metals Fund	Investor Class shares: Inception (1/19/1984)		Return After Taxes on Distributions and Sale of Fund Shares		24.98%	16.83%	21.65%		Jan. 19, 1984
S&P 500 Index			S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
Philadelphia Gold & Silver Index (price only)			Philadelphia Gold & Silver Index (price only)	(reflects no deduction for fees, expenses or taxes)	34.67%	12.09%	15.99%
Lipper Precious Metals Funds Index			Lipper Precious Metals Funds Index		45.11%	21.31%	25.76%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.